Average Annual Total Returns (Invesco Global Core Equity Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Global Core Equity Fund
Average Annual Total Returns
Column	Class A: Inception (12/29/00)
Label	Return Before Taxes
1 Year	0.89%
5 Years	(0.17%)
10 Years	4.50%
Inception Date	Dec. 29, 2000
Return Before Taxes | Class B, Invesco Global Core Equity Fund
Average Annual Total Returns
Column	Class B: Inception (12/29/00)
1 Year	0.96%
5 Years	(0.17%)
10 Years	4.52%
Inception Date	Dec. 29, 2000
Return Before Taxes | Class C, Invesco Global Core Equity Fund
Average Annual Total Returns
Column	Class C: Inception (12/29/00)
1 Year	4.95%
5 Years	0.20%
10 Years	4.36%
Inception Date	Dec. 29, 2000
Return Before Taxes | Class R, Invesco Global Core Equity Fund
Average Annual Total Returns
Column	Class R:	[1]
1 Year	6.50%
5 Years	0.71%
10 Years	4.83%
Return Before Taxes | Class Y, Invesco Global Core Equity Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	7.05%
5 Years	1.06%
10 Years	5.14%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Global Core Equity Fund
Average Annual Total Returns
Column	Class A: Inception (12/29/00)
Label	Return After Taxes on Distributions
1 Year	0.79%
5 Years	(0.52%)
10 Years	4.04%
Inception Date	Dec. 29, 2000
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Global Core Equity Fund
Average Annual Total Returns
Column	Class A: Inception (12/29/00)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	0.71%
5 Years	(0.13%)
10 Years	3.81%
Inception Date	Dec. 29, 2000
MSCI World Index
Average Annual Total Returns
Label	MSCI World IndexSM
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
Lipper Global Large-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Global Large-Cap Core Funds Index
1 Year	11.00%
5 Years	3.43%
10 Years	1.88%

[1]	Class R shares will be available for public sale on May 23, 2011. Class R shares performance shown prior to May 23, 2011, is that of Class A shares and includes the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.